Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (4,670)	$ (6,896)	$ (6,405)	$ (35,648)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	615	507	1,072	840
Bad debt expense	124
Loss on disposal of property and equipment		6	6
Gain on extinguishment of debt				(1,806)
Share-based compensation expense	1,192	240	624	318
Change in fair value of SAFE Agreements	2,353	(436)	91	(527)
Deferred income taxes			(7)
Change in fair value of earn-out liabilities	(25,030)
Other	18		13
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,091)	(13,219)	2,088	(2,687)
Accounts receivable – affiliated companies				114
Contract assets	2,272	(13,999)	(5,135)	5,309
Prepaid expenses	(2,154)	(1,079)	(5,699)	(738)
Other assets, net	358	(245)	(2,999)	293
Accounts payable	13,373	12,878	3,423	(9,240)
Accounts payable – affiliated companies	559	1,288	225	157
Contract liabilities – current and long-term	(18,190)	9,493	(1,316)	25,416
Other liabilities	14,497	322	14,803	1,631
Net cash used in operating activities	(15,774)	(11,140)	784	(16,568)
Cash flows from investing activities:
Purchase of property and equipment	(20,200)	(5,405)	(16,405)	(3,176)
Net cash used in investing activities	(20,200)	(5,405)	(16,405)	(3,176)
Cash flows from financing activities:
Proceeds from Business Combination	8,055
Proceeds from Series A Preferred Stock	26,000
Transaction costs	(9,371)
Proceeds from borrowings		3,711	7,948	12,170
Repayment of loans		(108)	(108)	(63)
Proceeds from issuance of units			6
Member distributions	(4,263)
Proceeds from stock option exercises	22
Forward purchase agreement termination	12,730
Warrants exercised	16,124
SAFE Agreements		4,250	4,250	13,000
Net cash provided by financing activities	49,297	7,853	12,096	25,107
Net increase (decrease) in cash, cash equivalents and restricted cash	13,323	(8,692)	(3,525)	5,363
Cash, cash equivalents and restricted cash at beginning of the period	25,826	29,351	29,351	23,988
Cash, cash equivalents and restricted cash at end of the period	39,149	20,659	25,826	29,351
Less: restricted cash	62	62	62	62
Cash and cash equivalents at end of the period	39,087	20,597	$ 25,764	$ 29,289
Supplemental disclosure of cash flow information
Cash paid for interest, net	972	253
Cash paid for taxes	34	355
Noncash financing activities:
Transaction costs	15,074
SAFE Agreements	20,667
Class A Common Stock related to CEF (Note 3)	(834)
Preferred dividends	$ (983)